UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-6259
                                    ----------------------

                               Stratus Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jon C. Gross
                               Stratus Fund, Inc.
                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362
                                                    ----------------------------

Date of fiscal year end:      06/30/2006
                           -------------------

Date of reporting period:     03/31/2006
                           -------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006

                                GROWTH PORTFOLIO

                                                     Percent of
   Shares             Common Stock - 98.80%          Net Assets      Fair Value
   ------             ---------------------          ----------      ----------

              Advertising Agencies                      0.01%
              --------------------
      550     The Interpublic Group of Companies, Inc.                   $5,258

              Apparel & Accessories                     1.50%
              ---------------------
   29,000     Coach, Inc.*                                            1,002,820

              Auto/Truck/Parts                          0.64%
              ----------------
   12,000     CLARCOR, Inc.                                             427,200

              Biotechnology                             1.19%
              -------------
   11,000     Amgen, Inc.*                                              800,250

              Chemicals                                 2.33%
              ---------
   10,000     Dow Chemical Company                                      406,000
   21,000     Praxair, Inc.                                           1,158,150
                                                                      ---------
                                                                      1,564,150

              Communications Equipment                  1.66%
              ------------------------
   28,000     Cisco Systems, Inc.*                                      606,760
   10,000     Qualcomm, Inc.                                            506,100
                                                                      ---------
                                                                      1,112,860

              Computer Products                         1.27%
              -----------------
    8,000     Dell Computers *                                          238,080
   45,000     EMC Corp.*                                                613,350
                                                                        -------
                                                                        851,430

              Computer Software                         1.50%
              -----------------
   37,000     Microsoft Corp.                                         1,006,770

              Consumer Goods                            2.24%
              --------------
    6,000     Avery Dennison Corp.                                      350,880
   20,000     Procter Gamble Co.                                      1,152,400
                                                                      ---------
                                                                      1,503,280

              Diversified Computer Systems              0.69%
              ----------------------------
   14,000     Hewlett-Packard Co.                                       460,600

              Diversified Operations                    2.83%
              ----------------------
       12     Berkshire Hathaway, Inc.*                               1,084,200
   19,000     Honeywell International, Inc.                             812,630
                                                                      ---------
                                                                      1,896,830

              Diversified Technology                    1.86%
              ----------------------
    5,000     3M Co.                                                    378,450
   15,000     United Technologies Corp.                                 869,550
                                                                      ---------
                                                                      1,248,000

              Drug Manufacturers                        0.44%
              ------------------
    5,000     Johnson & Johnson                                         296,100

              Electric Utilities                        0.65%
              ------------------
   15,000     Duke Energy Corp.                                         437,250

              Entertainment/Leisure                     1.34%
              ---------------------
   19,000     Carnival Corp.                                            900,030

              Financial Services                       10.07%
              ------------------
   23,000     Citigroup, Inc.                                         1,086,290
    6,000     Goldman Sachs Group, Inc.                                 941,760
   23,000     Marsh & McLennan Companies, Inc.                          675,280
   20,000     Merrill Lynch & Co., Inc.                               1,575,200
   24,000     SLM Corp.                                               1,246,560
   40,000     US Bank                                                 1,220,000
                                                                      ---------
                                                                      6,745,090

              Food/Beverage/Tobacco                     3.11%
              ---------------------
   25,000     Pepsico, Inc.                                          $1,444,750
   20,000     Sysco Corporation                                         641,000
                                                                     ----------
                                                                      2,085,750

              Gas Utilities                             1.46%
              -------------
   14,000     Questar Corp.                                             980,700

              Housewares & Accessories                  0.41%
              ------------------------
   11,000     Newell Rubbermaid, Inc.                                   277,090

              Insurance                                 6.11%
              ---------
   24,000     Aetna, Inc.                                             1,179,360
   17,000     American International Group, Inc.                      1,123,530
   32,000     UnitedHealth Group, Inc.                                1,787,520
                                                                      ---------
                                                                      4,090,410

              Internet Software & Services              1.39%
              ----------------------------
   11,000     Citrix Systems, Inc. *                                    416,900
   16,000     Yahoo!, Inc. *                                            516,160
                                                                        -------
                                                                        933,060

              Iron/Steel Producers                      1.57%
              --------------------
   10,000     Nucor Corp.                                             1,047,900

              Machine/Tools                             1.39%
              -------------
   13,000     Caterpillar, Inc.                                         933,530

              Manufacturing                             6.06%
              -------------
   16,000     Danaher Corp.                                           1,016,800
   41,000     General Electric Co.                                    1,425,980
   10,000     Illinois Tool Works, Inc.                                 963,100
   16,000     Pentair, Inc.                                             652,000
                                                                      ---------
                                                                      4,057,880

              Medical Supplies/Services                 5.57%
              -------------------------
    5,000     Biomet, Inc.                                              177,600
   14,000     Dentsply, Inc.                                            814,100
   16,000     Medtronic, Inc.                                           812,000
   22,000     Quest Diagnostics, Inc.                                 1,128,600
   18,000     Stryker Corporation                                       798,120
                                                                      ---------
                                                                      3,730,420

              Metals/Mining                             3.90%
              -------------
   10,000     Freeport McMoran Copper & Gold, Inc.                      597,700
   40,000     Peabody Energy Corp.                                    2,016,400
                                                                      ---------
                                                                      2,614,100

              Multimedia                                0.88%
              ----------
   35,000     Time Warner, Inc. *                                       587,650

              Oil                                       7.26%
              ----
    5,000     Anadarko Petroleum Corp.                                  505,050
   12,000     Apache Corporation                                        786,120
   16,000     ConocoPhillips                                          1,010,400
   14,000     Exxon Mobil Corp.                                         852,040
   12,000     Halliburton Co.                                           876,240
    9,000     Occidental Petroleum Corp.                                833,850
                                                                      ---------
                                                                      4,863,700

              Pharmaceutical/Medical                    4.56%
              ----------------------
   20,000     Abbott Laboratories                                      $849,400
    8,000     Genentech, Inc.*                                          676,080
   10,000     Medco Health Solutions, Inc.*                             572,200
   12,000     Omnicare, Inc.                                            659,880
   12,000     Pfizer, Inc.                                              299,040
                                                                      ---------
                                                                      3,056,600

              Precision Instrument                      0.52%
              --------------------
    8,000     Waters Corp.*                                             345,200

              Restaurant/Food Service                   1.41%
              -----------------------
   25,000     Starbucks Corp. *                                          941,000

              Retail Store                             10.06%
              ------------
    8,000     Autozone, Inc.*                                           797,520
   22,000     Best Buy Company, Inc.                                  1,230,460
    9,000     Chico's FAS, Inc.*                                        365,760
   50,000     CVS Corp.                                               1,493,500
   18,000     Lowe's Companies, Inc.                                  1,159,920
   40,000     Staples, Inc.                                           1,020,800
    9,000     Walgreen Co.                                              388,170
    6,000     Wal-Mart Stores, Inc.                                     283,440
                                                                      ---------
                                                                      6,739,570

              Schools                                   0.55%
              -------
    7,000     Apollo Group, Inc.*                                       367,570

              Semiconductors                            4.34%
              --------------
   40,000     Flextronics International Ltd.*                           414,000
   16,000     Intel Corp.                                               309,600
   17,000     Linear Technology Corp.                                   596,360
   26,000     QLogic Corp.*                                             503,100
   24,000     Texas Instruments, Inc.                                   779,280
   12,000     Xilinx, Inc.                                              305,520
                                                                      ---------
                                                                      2,907,860

              Telecommunications                        1.54%
              ------------------
   40,000     Sprint Corp.                                            1,033,600

              Tools                                     2.21%
              -----
   17,000     Black & Decker Corp.                                    1,477,130

              Transportation                            4.28%
              --------------
   10,000     Fedex Corp.                                             1,129,400
   24,000     Southwest Airlines, Inc.                                  431,760
   14,000     Union Pacific Corp.                                     1,306,900
                                                                      ---------
                                                                      2,868,060


                     Other Securities - 1.22%
  818,628     Federated U.S. Treasury Cash Reserves     1.22%           818,628
                                                                        -------



              Total investments in securities
                  (cost $52,018,540)                  100.02%       $67,015,326
              Other assets, less liabilities            (.02%)          (12,501)
                                                     ---------      ------------
              NET ASSETS                              100.00%       $67,002,825
                                                     =========      ============

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006

                         GOVERNMENT SECURITIES PORTFOLIO

 Principal                                                Percent of
  Amount                                                  Net Assets  Fair Value
  ------                                                  ----------  ----------

              Government Agency Bonds                       44.22%
              -----------------------
$3,500,000    Federal Home Loan Bank 5.375% due 5/15/06               $3,501,144
 1,500,000    Federal Home Loan Bank  6.09%  due 6/02/06               1,502,433
 2,000,000    Federal Home Loan Bank  3.625%  due 11/14/08             1,929,992
 1,000,000    Federal Home Loan Bank 4.50% due 9/26/08                   984,033
 3,000,000    Federal Home Loan Bank 4.875% due 5/15/07                2,991,549
 2,000,000    Federal Home Loan Bank  4.50%  due 8/14/09               1,958,098
 1,000,000    Federal Home Loan Mtg.  2.85%  due 2/23/07                 980,317
 1,000,000    Federal Home Loan Mtg.  5.81% due 4/04/08                1,013,748
 3,000,000    Federal National Mtg. Assn 2.35% due 7/28/06             2,974,896
 3,000,000    Federal National Mtg. Assn 3.25%  due 11/15/07           2,914,806
                                                                      ----------
                                                                      20,751,016

              Mortgage Backed Securities                    32.05%
              --------------------------
   383,964    Federal Home Loan Mtg. Pool 6.00%  due 3/01/17             388,775
   622,796    Federal Home Loan Mtg. Pool 5.50%  due 11/01/16            619,588
   563,741    Federal Home Loan Mtg. Pool 5.50%  due 9/01/17             560,649
 1,254,339    Federal Home Loan Mtg. Pool 5.00%  due 2/01/18           1,226,321
 4,479,557    Federal Home Loan Mtg. Pool 4.00%  due 5/01/19           4,184,489
   599,213    Federal Home Loan Mtg. Pool 5.00%  due 10/01/12            588,907
    89,244    Federal National Mtg. Assn. Pool 5.50%  due 3/01/17         88,822
   352,685    Federal National Mtg. Assn. Pool 6.00%  due 6/01/16        357,585
   856,067    Federal National Mtg. Assn. Pool 4.50%  due 5/15/15        825,964
   351,257    Federal National Mtg. Assn. Pool 6.00%  due 12/01/16       356,282
   890,328    Government National Mtg. Assn. Pool 4.00%  due 8/20/32     890,847
 1,876,857    Government National Mtg. Assn. Pool 5.00%  due 11/15/33  1,821,269
   829,184    Government National Mtg. Assn. Pool 3.50% due 8/20/34      794,718
 2,415,254    Government National Mtg. Assn. Pool 4.50% due 5/15/18    2,334,694
                                                                      ----------
                                                                      15,038,910

              Treasury Notes/Bonds                          14.61%
              --------------------
 1,000,000    US Treasury Note  3.125%  due 10/15/08                     959,766
 3,000,000    US Treasury Note  3.375%  due 9/15/09                    2,863,125
 1,000,000    US Treasury Note  2.50%  due 10/31/06                      986,680
 2,124,717    US Treasury Inflation Protected Security 1.875%
                due 7/15/15                                            2,043,381
                                                                       ---------
                                                                       6,852,952

              Corporate Bonds                                7.31%
              ---------------
 1,500,000    Caterpillar 4.50% due 6/15/09                            1,463,802
 1,000,000    Glaxosmithkline 2.375% due 4/16/07                         970,258
 1,000,000    Home Depot 5.20% due 3/01/11                               994,683
                                                                       ---------
                                                                       3,428,743

    Shares    Other Securities                               1.03%
    ------    ----------------
   483,501    Federated U.S. Treasury Cash Reserves                      483,501
                                                                         -------


              Total investments in securities
                    (cost $47,635,024)                      99.22%   $46,555,122
              Other assets, less liabilities                 0.78%       367,854
                                                           -------   -----------
              TOTAL NET ASSETS                             100.00%   $46,922,976
                                                           =======   ===========

ITEM 2 - CONTROLS AND PROCEDURES

        An evaluation was performed by the officers of Stratus Fund, Inc. (the "Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.


ITEM 3 - EXHIBITS

Certifications - Attached hereto

SIGNATURES



Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stratus Fund, Inc.


By  /s/ Jon C. Gross
  --------------------------------
        Jon C. Gross, President


Date  April 12, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Jon C. Gross
  --------------------------------
        Jon C. Gross, President


Date  April 12, 2006



By  /s/ Jeffrey S. Jewell
  --------------------------------
        Jeffrey S. Jewell,
        Vice President & Chief Financial Officer


Date  April 12, 2006